Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Schedule of future minimum payments under non-cancellable operating leases with initial terms in excess of one year

Future minimum payments under non-cancellable operating leases with initial terms in excess of one year consist of the following at December 31, 2014:

Amount
RMB

Year ending December 31,
2015	8,463
2016	5,382
2017	450
2018 and thereafter	—
Total	14,295